Line of Credit and Notes Payable - Notes Payable (Details)														3 Months Ended	6 Months Ended		12 Months Ended
	Jan. 01, 2024 USD ($)	Nov. 30, 2023 USD ($)	Nov. 01, 2023 USD ($) installment	Oct. 05, 2023 USD ($)	Aug. 18, 2023 USD ($)	Aug. 13, 2023 USD ($)	Aug. 03, 2023 USD ($)	Jan. 25, 2023 USD ($)	Jan. 12, 2023 USD ($)	Dec. 15, 2022 USD ($)	Nov. 15, 2022 USD ($)	Oct. 06, 2022 USD ($)	Nov. 29, 2021 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) payment	Dec. 31, 2022 USD ($)	Mar. 28, 2024 USD ($)	Nov. 13, 2023 USD ($)	Feb. 14, 2023 USD ($)	Feb. 26, 2022 USD ($)	Feb. 25, 2022 USD ($)	Dec. 01, 2021 USD ($)
Note Payable
Principal balance of promissory note																			$ 224,000
Line of credit and notes payable, less current portion, net of discount														$ 2,428,880	$ 2,428,880		$ 220,000
Amortization of discount on note payable															7,000	$ 74,568
Amount to be converted															1,310,710
iDoc
Note Payable
Principal balance of promissory note																	$ 200,000
Debt instrument interest rate (in percentage)			3.00%														8.50%
Line of credit and notes payable, less current portion, net of discount																	$ 3,497,680
Amortization of discount on note payable																	51,816	$ 19,712
Principal balance of debt																	3,497,680	3,409,189
Contingent liability																	$ 600,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]			us-gaap:PrimeRateMember										us-gaap:PrimeRateMember				us-gaap:PrimeRateMember
Exchange Agreement | iDoc
Note Payable
Contingent liability																	$ 600,000
Note payable issued November 29, 2021 (Face Value: $654,044)
Note Payable
Principal balance of promissory note													$ 654,044
Debt instrument interest rate (in percentage)													4.284%
Number of installments | installment			36
Periodic payment			$ 19,409
Line of credit and notes payable, less current portion, net of discount														336,983	336,983
Total interest expense														637	637
Accrued interest														27,097	$ 27,097
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]															us-gaap:PrimeRateMember
Note payable issued November 29, 2021 (Face Value: $654,044) | iDoc
Note Payable
Principal balance of promissory note													$ 654,044
Debt instrument interest rate (in percentage)													4.284%
Increase in interest rate (as a percent)			3.00%
Effective interest rate (in percent)																	8.50%
Number of installments | payment																	36
Periodic payment																	$ 19,409
Line of credit and notes payable, less current portion, net of discount																	336,983	426,922
Total interest expense																	4,411	25,198
Accrued interest																	7,509	105
Principal balance of debt																	$ 336,983	426,922
Line of credit issued November 29, 2021
Note Payable
Principal balance of promissory note													$ 500,000
Line of credit and notes payable, less current portion, net of discount														456,097	$ 456,097
Total interest expense														874	874
Accrued interest														29,367	$ 29,367
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]															us-gaap:PrimeRateMember
Line of credit issued November 29, 2021 | iDoc
Note Payable
Principal balance of promissory note													$ 500,000
Increase in interest rate (as a percent)													3.00%
Effective interest rate (in percent)																	8.50%
Line of credit and notes payable, less current portion, net of discount																	$ 456,097	495,000
Total interest expense																	11,184	30,863
Accrued interest																	4,201	1,004
Principal balance of debt																	456,097	495,000
Note payable issued December 1, 2021 (Face Value: $1,500,700)
Note Payable
Principal balance of promissory note																							$ 1,000,600	$ 500,000
Debt instrument interest rate (in percentage)																							3.75%
Periodic payment	$ 7,682
Line of credit and notes payable, less current portion, net of discount														1,500,600	$ 1,500,600
Total interest expense														925	925
Accrued interest														117,600	117,600
Note payable issued December 1, 2021 (Face Value: $1,500,700) | iDoc
Note Payable
Principal balance of promissory note																						$ 1,500,700	$ 1,000,700	$ 500,000
Debt instrument interest rate (in percentage)																								3.75%
Periodic payment	$ 7,682
Line of credit and notes payable, less current portion, net of discount																	1,500,600	1,500,600
Total interest expense																	13,875	33,269
Accrued interest																	89,541	33,269
Principal balance of debt																	$ 1,500,600	1,500,600
Note payable issued October 6, 2022 | iDoc
Note Payable
Principal balance of promissory note												$ 666,667
Amount of cash proceeds received												$ 600,000
Principal balance of debt																		666,667
Note payable issued November 15, 2022 (Face Value: $200,000) | iDoc
Note Payable
Principal balance of promissory note											$ 200,000
Debt instrument interest rate (in percentage)																	10.00%
Amount of cash proceeds received									$ 100,000		100,000
Line of credit and notes payable, less current portion, net of discount											$ 200,000						$ 200,000	100,000
Accrued interest																	0	2,583
Principal balance of debt																	200,000	100,000
Note payable issued January 25, 2023 (Face Value: $100,000) | iDoc
Note Payable
Original issue discount (as a percent)								10.00%
Principal balance of promissory note								$ 100,000
Debt instrument interest rate (in percentage)								12.00%
Line of credit and notes payable, less current portion, net of discount								$ 100,000									100,000
Accrued interest																	0
Principal balance of debt																	100,000
Note payable issued February 14, 2023 | iDoc
Note Payable
Line of credit and notes payable, less current portion, net of discount																					$ 585,500
Note payable issued December 15, 2022 | iDoc
Note Payable
Original issue discount (as a percent)										10.00%
Principal balance of promissory note										$ 220,000											$ 423,500
Debt instrument interest rate (in percentage)										12.00%
Line of credit and notes payable, less current portion, net of discount										$ 200,000							585,000	203,778
Accrued interest																	0	1,454
Note payable issued August 3, 2023 (Face Value: $33,000)
Note Payable
Principal balance of promissory note							$ 33,000
Debt instrument interest rate (in percentage)							8.00%
Line of credit and notes payable, less current portion, net of discount														33,000	33,000
Amortization of discount on note payable															0
Total interest expense														143	143
Accrued interest														4,950	4,950
Default interest expense															143
Note payable issued August 3, 2023 (Face Value: $33,000) | iDoc
Note Payable
Original issue discount (as a percent)							10.00%
Principal balance of promissory note							$ 33,000
Debt instrument interest rate (in percentage)							8.00%
Line of credit and notes payable, less current portion, net of discount							$ 33,000										33,000
Amortization of discount on note payable																	3,000
Total interest expense																	3,660
Accrued interest																	660
Principal balance of debt																	33,000
Note payable issued August 18, 2023 (Face Value: $64,000)
Note Payable
Principal balance of promissory note					$ 64,000
Debt instrument interest rate (in percentage)					8.00%
Line of credit and notes payable, less current portion, net of discount														64,000	64,000
Amortization of discount on note payable															0
Total interest expense														277	277
Accrued interest														9,600	9,600
Default interest expense															277
Note payable issued August 18, 2023 (Face Value: $64,000) | iDoc
Note Payable
Original issue discount (as a percent)					8.50%
Principal balance of promissory note					$ 64,000
Debt instrument interest rate (in percentage)					8.00%
Line of credit and notes payable, less current portion, net of discount					$ 64,000												64,000
Amortization of discount on note payable																	5,000
Total interest expense																	6,280
Accrued interest																	1,280
Principal balance of debt																	64,000
Default interest rate (as a percent)					24.00%
Note payable issued November 13, 2023 (Face Value: $22,000)
Note Payable
Principal balance of promissory note																				$ 22,000
Debt instrument interest rate (in percentage)																				12.00%
Line of credit and notes payable, less current portion, net of discount														22,000	22,000
Amortization of discount on note payable															0
Accrued interest														$ 3,080	3,080
Default interest expense															$ 95
Note payable issued November 13, 2023 (Face Value: $22,000) | iDoc
Note Payable
Original issue discount (as a percent)						10.00%
Principal balance of promissory note						$ 22,000
Debt instrument interest rate (in percentage)						12.00%
Line of credit and notes payable, less current portion, net of discount																	22,000			$ 22,000
Amortization of discount on note payable																	2,000
Total interest expense																	2,220
Accrued interest																	220
Principal balance of debt																	22,000
Note payable issued November 13, 2023 (Face Value: $22,000) | Maximum | iDoc
Note Payable
Debt instrument interest rate (in percentage)						24.00%
Note payable issued November 30, 2023 (Face Value: $200,000) | iDoc
Note Payable
Principal balance of promissory note		$ 200,000
Debt instrument interest rate (in percentage)		24.00%
Line of credit and notes payable, less current portion, net of discount		$ 200,000															200,000
Total interest expense																	0
Principal balance of debt																	200,000
Note payable issued November 30, 2023 (Face Value: $200,000) | Maximum | iDoc
Note Payable
Default interest rate (as a percent)		24.00%
Bridge Notes | iDoc
Note Payable
Original issue discount (as a percent)												10.00%
Line of credit and notes payable, less current portion, net of discount																	0	407,131
Amortization of discount on note payable																	50,916
Total interest expense																	50,733
Total interest expense																	101,649
Accrued interest																	$ 0	$ 15,934
Bridge Notes | Securities Purchase Agreement | iDoc
Note Payable
Principal balance of promissory note												$ 2,222,222
Percentage of amount due and payable after 90 days of the original issue date if PIPE Financing closes in connection with the closing of the Business Combination												110.00%
Specified period of original issue date if PIPE Financing closes in connection with the closing of the Business Combination												90 days
Percentage of amount due and payable before 90 days under the Bridge Notes if PIPE Financing closes in connection with the closing of the Business Combination												100.00%
Specified period of under Notes if PIPE Financing closes in connection with the closing of the Business Combination												90 days
Percentage of guaranteed interest due and payable if PIPE Financing closes in connection with the closing of the Business Combination												10.00%
Mandatory default penalty (as a percent)				125.00%													125.00%
Fair value of the embedded derivative at issuance																	$ 208,803
Principal balance of debt																	457,864
Late fee (as a percent)				10.00%
Default interest rate (as a percent)				24.00%
Default interest expense				$ 383,789
Bridge Notes | Exchange Agreement | iDoc
Note Payable
Default interest expense																	383,789
Nonexchangeable principal amount of note																	600,000
Gain on forgiveness of debt																	107,862
DHAC Note | Exchange Agreement | iDoc
Note Payable
Original issue discount																	88,889
Principal balance of promissory note																	888,889
Aggregate current value																	3,723,744
VSee Note | Exchange Agreement | iDoc
Note Payable
Original issue discount																	66,667
Principal balance of promissory note																	666,667
Amount to be converted																	600,000
iDoc Note | Exchange Agreement | iDoc
Note Payable
Original issue discount																	66,667
Principal balance of promissory note																	666,667
Amount to be converted																	600,000
Exchange Note | Exchange Agreement | iDoc
Note Payable
Principal balance of promissory note																	$ 2,523,744